Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Related Parties and Nature of Relationship
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Mr. Hongdi Brian Gu	Honorary Vice Chairman of the Board and President
Mr. Tao He (4)	Senior Vice President
HT Flying Car Inc.	A Company Significantly Influenced by the Principal Shareholder
HT Flying Car (Hong Kong) Limited	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Aerospace Technology Co., Ltd. (“Guangzhou Huitian”) (1)	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (“Guangdong Huitian”) (1)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by the Principal Shareholder
Rockets Capital L.P. (2)	A Partnership Significantly Influenced by the Company
Dogotix (3)	A Company Significantly Influenced by the Principal Shareholder
Dogotix (HongKong) Limited	A Company Significantly Influenced by the Principal Shareholder
Shenzhen Pengxing Smart Co., Ltd (“Shenzhen Pengxing”) (3)	A Company Significantly Influenced by the Principal Shareholder
Shenzhen Pengxing Smart Research Co., Ltd. (“Shenzhen Pengxing Research”) (3)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Xuetao (4)	A Company Jointly Controlled by the Senior Vice President